UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act File Number: 811-07470
EAGLE SERIES TRUST
 (Exact name of Registrant as Specified in Charter)
880 Carillon Parkway
St. Petersburg, FL 33716
(Address of Principal Executive Office) (Zip Code)
Registrant’s Telephone Number, including Area Code: (727) 567-8143
SUSAN L. WALZER, PRINCIPAL EXECUTIVE OFFICER
880 Carillon Parkway
St. Petersburg, FL 33716
(Name and Address of Agent for Service)
Copy to:
KATHY KRESCH INGBER, ESQ.
K&L Gates LLP
1601 K Street, NW
Washington, D.C.  20006
Date of fiscal year end: October 31
Date of reporting period: July 31, 2016

Item 1. Schedule of Investments
Investment Portfolios
(UNAUDITED) | 07.31.16
EAGLE INTERNATIONAL STOCK FUND
COMMON STOCKS - 95.1%	Shares	Value
Australia - 3.7%
BlueScope Steel Ltd.	36,013	$232,330
Evolution Mining Ltd.	33,805	73,980
Qantas Airways Ltd.	66,230	159,014
Regis Resources Ltd.	40,392	125,565
St. Barbara Ltd.*	23,845	55,634

Austria - 0.2%
Erste Group Bank AG	1,070	28,357

Belgium - 0.2%
Elia System Operator S.A.	760	40,506

Denmark - 1.7%
Danske Bank A/S	4,938	134,289
DFDS A/S	1,408	64,355
Vestas Wind Systems A/S	1,351	94,450

Finland - 0.4%
UPM-Kymmene OYJ	3,629	74,839

France - 7.7%
BNP Paribas S.A.	4,333	214,936
Cie de Saint-Gobain S.A.	1,056	44,830
Cie Generale des Etablissements Michelin	1,463	149,531
Credit Agricole S.A.	10,929	96,813
Engie S.A.	5,038	82,924
Faurecia S.A.	1,210	47,723
IPSOS	1,154	38,007
Nexans S.A.*	1,407	71,007
Orange S.A.	12,073	185,286
Renault S.A.	3,095	270,610
Societe Generale S.A.	3,391	115,612
Sopra Steria Group	253	29,713

Germany - 13.1%
Allianz SE	1,113	159,477
BASF SE	3,024	237,541
Bayer AG	1,407	151,250
Commerzbank AG	14,017	92,525
Daimler AG	3,760	255,621
Deutsche Bank AG	3,379	45,442
E.ON SE	18,347	196,770
Fresenius SE & Co. KGaA	4,265	318,587
Gerresheimer AG	1,548	132,902
HeidelbergCement AG	873	73,953
Merck KGaA	2,548	281,392
Salzgitter AG	3,098	96,677
Siemens AG	1,861	202,006
Suedzucker AG	1,916	47,946

Hong Kong - 1.8%
CLP Holdings Ltd.	14,000	145,907
Orient Overseas International Ltd.	7,000	24,851
Wheelock and Co. Ltd.	28,000	150,147

Ireland - 0.5%
CRH PLC	2,770	84,527

Israel - 2.4%
Israel Discount Bank Ltd., Class A*	43,608	75,243
Teva Pharmaceutical Industries Ltd.	5,716	312,851
Tower Semiconductor Ltd.*	3,055	41,637

Italy - 2.2%
Enel SpA	36,867	169,684
Intesa Sanpaolo SpA	68,217	150,532
OVS SpA	7,808	45,929
Unipol Gruppo Finanziario SpA	7,489	20,795

Japan - 26.1%
Bridgestone Corp.	5,600	193,933
Cosmo Energy Holdings Co. Ltd.	7,000	77,098
Daikyonishikawa Corp.	2,800	39,730
Fuji Heavy Industries Ltd.	2,800	106,973
Fujitsu Ltd.	14,000	58,121
Heiwa Corp.	2,800	57,526
Heiwado Co. Ltd.	1,400	27,083
Hokkaido Electric Power Co., Inc.	12,700	100,740
ITOCHU Corp.	15,500	175,737
Japan Display, Inc.	9,900	17,771
JX Holdings, Inc.	12,700	48,119
Kajima Corp.	42,000	310,457
KDDI Corp.	4,200	128,886
Marubeni Corp.	35,200	163,648
Matsumotokiyoshi Holdings Co. Ltd.	900	39,687
MITSUBA Corp.	2,800	33,087
Mitsubishi UFJ Financial Group, Inc.	36,600	185,032
Mizuho Financial Group, Inc.	32,400	51,980
Nippon Light Metal Holdings Co. Ltd.	28,200	64,017
Nippon Soda Co. Ltd.	14,000	61,420
Nippon Suisan Kaisha Ltd.	50,700	251,667
Nippon Telegraph & Telephone Corp.	4,200	199,583
NTT DOCOMO, Inc.	8,400	228,181
Ono Pharmaceutical Co. Ltd.	2,800	100,710
Rengo Co. Ltd.	28,000	183,813
Resona Holdings, Inc.	18,300	72,995
Sanden Holdings Corp.	14,000	40,165
Showa Denko K.K.	10,500	107,017
Sompo Japan Nippon Nipponkoa Holdings, Inc.	7,000	226,095
Sumitomo Corp.	19,700	206,636
Sumitomo Mitsui Financial Group, Inc.	2,800	88,758
Tohoku Electric Power Co., Inc.	9,900	127,187
Topre Corp.	1,400	31,957
Toyo Tire & Rubber Co. Ltd.	7,000	70,099
Toyota Boshoku Corp.	5,600	128,046
Toyota Motor Corp.	8,400	470,693

ZEON Corp.	14,000	115,529

Netherlands - 4.5%
Aegon N.V.	18,398	74,493
AerCap Holdings N.V.*	5,600	204,456
ArcelorMittal*	7,935	51,402
Delta Lloyd N.V.	10,594	37,802
Heineken N.V.	1,547	145,999
Koninklijke Ahold Delhaize N.V.	2,040	48,692
NN Group N.V.	8,483	228,812

New Zealand - 0.2%
Z Energy Ltd.	6,201	38,402

Norway - 0.7%
Telenor ASA	7,201	120,556

Singapore - 3.0%
DBS Group Holdings Ltd.	11,300	130,638
Singapore Telecommunications Ltd.	128,100	401,707

Spain - 1.5%
Almirall S.A.	2,478	39,799
Banco de Sabadell S.A.	57,162	78,168
Banco Santander S.A.	7,631	32,396
Iberdrola S.A.	17,167	117,954

Sweden - 1.3%
Svenska Cellulosa AB SCA, Class B	7,734	229,922

Switzerland - 4.4%
Geberit AG	84	32,395
Nestle S.A.	538	43,111
Novartis AG	4,519	374,821
Roche Holding AG	268	68,412
Swiss Re AG	2,478	207,722
Ypsomed Holding AG*	253	50,183

United Kingdom - 19.5%
Anglo American PLC	6,260	68,561
AstraZeneca PLC	1,463	97,945
Aviva PLC	21,679	111,637
BAE Systems PLC	21,099	148,971
Barclays PLC	48,034	97,940
Barratt Developments PLC	5,624	32,566
Bellway PLC	3,348	92,815
Bovis Homes Group PLC	2,041	22,104
BP PLC	48,803	276,111
British American Tobacco PLC	4,263	272,086
BT Group PLC	23,913	130,647
GlaxoSmithKline PLC	7,910	176,654
HSBC Holdings PLC	34,256	224,538
Imperial Brands PLC	7,667	404,028
Investec PLC	8,935	53,183
John Wood Group PLC	5,768	50,463
Lloyds Banking Group PLC	195,544	137,536
National Grid PLC	5,937	85,130
Persimmon PLC	6,007	134,122
Reckitt Benckiser Group PLC	872	84,549

Royal Dutch Shell PLC, Class B	16,108	428,453
Taylor Wimpey PLC	64,418	131,818
WPP PLC	7,048	158,140
Total common stocks (cost $16,948,350)		16,712,518

EXCHANGE TRADED FUNDS - 3.0%
iShares MSCI EAFE ETF	9,100	527,982
Total exchange traded funds (cost $517,593)		527,982

MONEY MARKET FUNDS - 2.0%
Fidelity Institutional Money Market Funds - Government Portfolio - Institutional Shares, 0.25%#	351,956	351,956
Total money market funds (cost $351,956)		351,956

Total investment portfolio (cost $17,817,899) - 100.1%‡		17,592,456
Liabilities in excess of other assets - (0.1)%		(25,881)
Total net assets - 100.0%		$17,566,575

*Non-income producing security
#Annualized seven-day yield as of July 31, 2016.
‡ As of July 31, 2016, aggregate cost for federal income tax purposes was $17,845,311. Net unrealized appreciation (depreciation) on a tax-basis was $(252,855), including aggregate gross unrealized appreciation and depreciation of $2,136,769 and $(2,389,624), respectively. The difference between book-basis and tax-basis unrealized appreciation (depreciation) was primarily attributable to deferral of losses from wash sales. Because tax adjustments are calculated annually, these amounts reflect the tax adjustments outstanding as of the Fund's previous fiscal year-end.

ETF—Exchange Traded Fund

Sector Allocation
Sector	Percent of net assets
Financials		18.9%
Consumer discretionary		14.5%
Health care		12.0%
Industrials		10.8%
Materials		9.7%
Consumer staples		9.1%
Telecommunication services		8.0%
Utilities		6.1%
Energy		5.2%
Exchange traded funds		3.0%
Money market funds		2.0%
Information technology		0.8%

Industry Allocation
Industry	Value	Percent of net assets
Banks	$2,008,289	11.4%
Pharmaceuticals	1,603,835	9.1%
Automobiles	1,103,897	6.3%
Insurance	1,066,833	6.1%
Diversified telecommunication services	1,037,779	5.9%
Oil, gas & consumable fuels	868,182	4.9%
Metals & mining	768,166	4.4%
Trading companies & distributors	750,476	4.3%
Auto components	734,271	4.2%
Electric utilities	701,978	4.0%
Tobacco	676,114	3.8%
Exchange traded funds	527,982	3.0%
Chemicals	521,507	3.0%
Household durables	413,425	2.4%
Multi-utilities	364,823	2.1%
Wireless telecommunication services	357,066	2.0%
Money market funds	351,956	2.0%
Food products	342,724	2.0%
Health care providers & services	318,587	1.8%
Household products	314,471	1.8%
Construction & engineering	310,457	1.8%
Industrial conglomerates	202,006	1.1%
Media	196,147	1.1%
Containers & packaging	183,813	1.0%
Electrical equipment	165,456	0.9%
Airlines	159,014	0.9%
Construction materials	158,480	0.9%
Real estate management & development	150,147	0.9%
Aerospace & defense	148,971	0.8%
Beverages	145,999	0.8%
Life sciences tools & services	132,902	0.8%
Food & staples retailing	115,463	0.7%
Capital markets	98,626	0.6%
Marine	89,206	0.5%
IT services	87,835	0.5%
Building products	77,225	0.4%
Paper & forest products	74,839	0.4%
Leisure products	57,526	0.3%
Energy equipment & services	50,463	0.3%
Health care equipment & supplies	50,183	0.3%
Textiles, apparel & luxury goods	45,929	0.3%
Semiconductors & semiconductor equipment	41,637	0.2%
Electronic equipment, instruments & components	17,771	0.1%

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Investment Portfolios
(UNAUDITED) | 07.31.16
EAGLE INVESTMENT GRADE BOND FUND
CORPORATE BONDS - 55.1%	Principal amount (in thousands)	Value
Aerospace & defense - 0.4%
Rolls-Royce PLC, 144A, 2.38%, 10/14/20 (a)	200	$204,720

Auto components - 1.0%
Delphi Automotive PLC, 3.15%, 11/19/20	497	516,783

Auto manufacturers - 2.1%
Ford Motor Credit Co. LLC, 2.02%, 05/03/19	250	252,176
General Motors Financial Co., Inc., 3.20%, 07/06/21	250	253,750
Hyundai Capital America,
144A, 2.40%, 10/30/18 (a)	250	253,786
144A, 2.45%, 06/15/21 (a)	250	253,287

Banks - 7.3%
BankUnited, Inc., 4.88%, 11/17/25	250	260,027
BB&T Corp., 2.45%, 01/15/20	250	258,095
Capital One NA, 2.40%, 09/05/19	250	254,369
Citigroup, Inc., 2.70%, 03/30/21	250	255,238
Citizens Bank NA, 2.45%, 12/04/19	250	254,703
First Tennessee Bank NA, 2.95%, 12/01/19	250	252,247
JPMorgan Chase & Co., 2.55%, 03/01/21	250	256,276
Manufacturer & Traders Trust Co., 2.30%, 01/30/19	250	255,025
National Australia Bank Ltd., 144A, 2.25%, 07/01/19 (a)	250	252,782
PNC Bank NA, 2.30%, 06/01/20	250	256,906
Regions Financial Corp., 3.20%, 02/08/21	250	260,975
Royal Bank Of Canada, 2.10%, 10/14/20	250	255,887
SunTrust Banks, Inc., 2.90%, 03/03/21	250	261,105
The Huntington National Bank, 2.40%, 04/01/20	250	253,921

Beverages - 0.5%
Anheuser Busch InBev Finance, Inc., 3.65%, 02/01/26	250	267,290

Biotechnology - 0.6%
Biogen, Inc., 2.90%, 09/15/20	150	156,860
Celgene Corp., 3.95%, 10/15/20	135	145,700

Capital markets - 1.2%
Legg Mason, Inc., 2.70%, 07/15/19	59	60,168
The Goldman Sachs Group, Inc.,
2.63%, 04/25/21	250	254,588
2.88%, 02/25/21	250	256,477

Communications equipment - 0.2%
Juniper Networks, Inc., 3.13%, 02/26/19	100	102,657

Computers - 0.5%
Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 144A, 4.42%, 06/15/21 (a)	250	261,408

Consumer finance - 0.5%
Synchrony Financial, 3.00%, 08/15/19	250	255,501

Diversified financial services - 1.6%
Intercontinental Exchange, Inc., 2.75%, 12/01/20	250	261,400
Moody's Corp., 2.75%, 07/15/19	250	257,919
S&P Global, Inc., 2.50%, 08/15/18	250	253,940

Diversified telecommunication services - 0.6%
AT&T, Inc., 5.88%, 10/01/19	250	283,594

Electric - 1.6%
Exelon Generation Co. LLC, 5.20%, 10/01/19	250	276,294
NextEra Energy Capital Holdings, Inc., 2.70%, 09/15/19	250	256,682
PSEG Power LLC, 5.13%, 04/15/20	210	232,624

Electric utilities - 0.5%
The Southern Co., 2.15%, 09/01/19	250	255,524

Electronic equipment, instruments & components - 1.1%
Amphenol Corp., 3.13%, 09/15/21	250	259,363
FLIR Systems, Inc., 3.13%, 06/15/21	250	259,164

Electronics - 0.5%
Tyco Electronics Group S.A., 2.38%, 12/17/18	250	251,477

Food - 1.1%
Kraft Heinz Foods Co.,
144A, 2.80%, 07/02/20 (a)	250	261,204
144A, 3.00%, 06/01/26 (a)	250	255,890

Food & staples retailing - 0.5%
Walgreens Boots Alliance, Inc., 2.60%, 06/01/21	250	256,244

Food products - 1.6%
Ingredion, Inc., 1.80%, 09/25/17	250	251,619
Mead Johnson Nutrition Co., 3.00%, 11/15/20	250	263,435
The J.M. Smucker Co., 2.50%, 03/15/20	250	257,308

Gas - 0.5%
Dominion Gas Holdings LLC, 2.50%, 12/15/19	250	256,401

Health care equipment & supplies - 2.0%
Becton Dickinson and Co., 2.68%, 12/15/19	250	259,228
CareFusion Corp., 6.38%, 08/01/19	103	116,177
Edwards Lifesciences Corp., 2.88%, 10/15/18	250	256,052
St. Jude Medical, Inc., 2.80%, 09/15/20	100	103,733
Zimmer Biomet Holdings, Inc., 2.70%, 04/01/20	250	255,135

Health care providers & services - 2.2%
Aetna, Inc., 3.95%, 09/01/20	250	268,248
Express Scripts Holding Co., 3.90%, 02/15/22	250	271,027
Owens & Minor, Inc., 3.88%, 09/15/21	500	519,065

Household durables - 0.3%
Newell Brands, Inc., 2.15%, 10/15/18	150	152,467

Insurance - 4.4%
Assurant, Inc., 2.50%, 03/15/18	500	505,085
Chubb INA Holdings, Inc., 2.30%, 11/03/20	250	257,538
Metropolitan Life Global Funding I, 144A, 2.30%, 04/10/19 (a)	500	511,369
Principal Life Global Funding II, 144A, 1.50%, 04/18/19 (a)	250	251,234
TIAA Asset Management Finance Co. LLC, 144A, 4.13%, 11/01/24 (a)	335	354,178
Trinity Acquisition PLC, 3.50%, 09/15/21	250	262,197

Internet software & services - 0.5%
Tencent Holdings Ltd., 144A, 2.88%, 02/11/20 (a)	250	257,244

IT services - 1.9%
Broadridge Financial Solutions, Inc., 3.95%, 09/01/20	250	265,227
Fidelity National Information Services, Inc., 2.85%, 10/15/18	250	256,300
Fiserv, Inc., 4.63%, 10/01/20	100	111,174
Total System Services, Inc., 2.38%, 06/01/18	300	301,748

Life sciences tools & services - 0.5%
Thermo Fisher Scientific, Inc., 3.00%, 04/15/23	250	258,055

Machinery - 0.5%
Fortive Corp., 144A, 1.80%, 06/15/19 (a)	250	251,707

Media - 2.6%
Discovery Communications LLC, 5.63%, 08/15/19	200	219,774
Scripps Networks Interactive, Inc., 2.80%, 06/15/20	250	254,376
Sky PLC, 144A, 9.50%, 11/15/18 (a)	205	239,800
The Interpublic Group of Cos., Inc., 4.20%, 04/15/24	291	316,828
Time Warner Cable, Inc., 5.00%, 02/01/20	250	273,036

Multi-utilities - 0.2%
CenterPoint Energy, Inc., 6.50%, 05/01/18	100	107,829

Oil & gas - 0.5%
ConocoPhillips Co., 4.20%, 03/15/21	250	266,687

Oil & gas services - 0.5%
Schlumberger Holdings Corp., 144A, 3.00%, 12/21/20 (a)	250	262,656

Oil, gas & consumable fuels - 2.4%
HollyFrontier Corp., 5.88%, 04/01/26	250	270,063
Kinder Morgan Energy Partners LP, 2.65%, 02/01/19	250	252,511
Magellan Midstream Partners LP, 6.55%, 07/15/19	250	281,617
ONEOK Partners LP, 3.80%, 03/15/20	100	103,281
Williams Partners LP, 5.25%, 03/15/20	250	262,813

Pharmaceuticals - 2.0%
Allergan, Inc., 3.38%, 09/15/20	200	208,927
Bayer US Finance LLC, 144A, 3.00%, 10/08/21 (a)	500	523,385
Mylan N.V., 144A, 2.50%, 06/07/19 (a)	250	254,582

Pipelines - 0.6%
Enterprise Products Operating LLC, 4.05%, 02/15/22	250	270,935

Private equity - 0.5%
Apollo Management Holdings LP, 144A, 4.40%, 05/27/26 (a)	250	260,003

Professional services - 0.8%
The Dun & Bradstreet Corp., 4.00%, 06/15/20	100	104,017
Verisk Analytics, Inc., 5.80%, 05/01/21	250	286,157

Real estate investment trusts (REITs) - 1.6%
American Tower Corp., 3.30%, 02/15/21	250	262,977
Omega Healthcare Investors, Inc., 4.38%, 08/01/23	250	252,500
Ventas Realty LP, 3.13%, 06/15/23	250	254,021

Road & rail - 0.3%
Ryder System, Inc., 2.65%, 03/02/20	150	153,176

Semiconductors & semiconductor equipment - 1.1%
KLA-Tencor Corp., 3.38%, 11/01/19	250	258,625
Lam Research Corp., 3.45%, 06/15/23	250	261,117

Software - 1.8%
CA, Inc.,
2.88%, 08/15/18	250	254,547
5.38%, 12/01/19	93	102,847
Electronic Arts, Inc., 3.70%, 03/01/21	250	266,426
Intuit, Inc., 5.75%, 03/15/17	250	257,330

Specialty retail - 1.4%
AutoNation, Inc., 6.75%, 04/15/18	250	268,094
O'Reilly Automotive, Inc., 3.80%, 09/01/22	397	425,380

Technology hardware, storage & peripherals - 2.1%
EMC Corp., 1.88%, 06/01/18	250	247,717
Hewlett Packard Enterprise Co., 144A, 2.45%, 10/05/17 (a)	250	253,045
HP, Inc., 4.65%, 12/09/21	250	274,602
NetApp, Inc., 3.38%, 06/15/21	250	256,680

Trading companies & distributors - 0.5%
Air Lease Corp., 2.63%, 09/04/18	250	252,500
Total corporate bonds (cost $26,467,557)		27,097,838

MORTGAGE AND ASSET-BACKED SECURITIES - 27.8%
Asset-backed securities - 6.4%
Citibank Credit Card Issuance Trust, Series 2008-1A, Class A-1, 5.35%, 02/07/20	415	440,782
Ford Credit Auto Owners Trust,
Series 2012-C, Class D, 2.43%, 01/15/19	1,000	1,001,048
Series 2015-A, Class A-4, 1.64%, 06/15/20	350	352,839
Hyundai Auto Receivables Trust, Series 2014-A, Class B, 1.73%, 08/15/19	1,000	1,001,015
Toyota Auto Receivables Owner Trust, Series 2015-C, Class A-4, 1.69%, 12/15/20	350	354,377

Federal agency mortgage-backed obligations - 21.4%
Fannie Mae Pool,
Series 0323, Class AS, 2.50%, 08/01/23	430	446,459
Series 0798, Class AK, 3.50%, 01/01/27	413	438,756
Series 1895, Class MA, 2.50%, 05/01/24	371	385,064
Series 1935, Class MA, 3.00%, 06/01/24	354	371,684
Series 2020, Class MA, 2.50%, 09/01/24	371	385,112
Series 2126, Class MA, 3.50%, 12/01/24	541	575,526
Series 2154, Class MA, 3.00%, 01/01/25	421	442,360

Series 2185, Class MA, 3.00%, 02/01/25	372	390,875
Series 2233, Class MA, 2.50%, 04/01/25	393	408,827
Series 2239, Class MA, 3.00%, 04/01/25	786	826,194
Series 2570, Class MA, 3.00%, 03/01/26	586	616,964
Series 2612, Class MA, 2.50%, 05/01/26	530	551,093
Series 7446, Class AA, 4.00%, 06/01/24	180	191,981
Freddie Mac Gold Pool,
Series 13368, Class G, 6.00%, 11/01/23	380	412,514
Series 18509, Class G, 3.50%, 04/01/29	492	522,459
Series 18513, Class G, 3.50%, 05/01/29	402	427,511
Series 18519, Class G, 3.50%, 07/01/29	876	930,553
Series 18592, Class G, 3.00%, 03/01/31	580	609,160
Series 18597, Class G, 3.50%, 04/01/31	735	781,592
Ginnie Mae I Pool, Series 783112, 5.50%, 09/15/22	283	300,492
Ginnie Mae II Pool, Series 5107, 4.00%, 07/20/26	467	497,399
Total mortgage and asset-backed securities (cost $13,534,623)		13,662,636

FOREIGN GOVERNMENT BONDS - 0.3%
Province of Alberta Canada, 144A, 1.75%, 08/26/20 (a)	150	152,493
Total foreign government bonds (cost $149,308)		152,493

U.S. TREASURIES - 8.3%
U.S. Treasury Notes, 2.63%, 04/30/18	3,950	4,084,547
Total U.S. Treasuries (cost $4,080,121)		4,084,547

U.S. GOVERNMENT AGENCY SECURITIES - 1.7%
Private Export Funding Corp., Series BB, 4.30%, 12/15/21	750	860,866
Total U.S. Government agency securities (cost $847,341)		860,866

SUPRANATIONAL BANKS - 3.1%
Inter-American Development Bank,
1.75%, 10/15/19	1,000	1,019,257
1.88%, 06/16/20	500	514,090
Total supranational banks (cost $1,495,090)		1,533,347

MONEY MARKET FUNDS - 2.3%	Shares	Value
Fidelity Institutional Money Market Funds - Government Portfolio - Institutional Shares, 0.25% #	1,151,581	1,151,581
Total money market funds (cost $1,151,581)		1,151,581

Total investment portfolio (cost $47,725,621) - 98.6%‡		48,543,308
Other assets in excess of liabilities - 1.4%		703,649
Total net assets - 100.0%		$49,246,957

(a) Restricted securities deemed to be liquid for purpose of compliance limitations on holdings of illiquid securities. At July 31, 2016, these securities aggregated $5,314,773 or 10.8% of the net assets of the Fund.

#Annualized seven-day yield as of July 31, 2016.
‡ As of July 31, 2016, aggregate cost for federal income tax purposes was $47,725,621. Net unrealized appreciation (depreciation) on a tax-basis was $817,687, including aggregate gross unrealized appreciation and depreciation of $828,060 and $(10,373), respectively. The difference between book-basis and tax-basis unrealized appreciation (depreciation) was primarily attributable to deferral of losses from wash sales. Because tax adjustments are calculated annually, these amounts reflect the tax adjustments outstanding as of the Fund's previous fiscal year-end.

144A - Securities are purchased under Rule 144A of the Securities Act of 1933 or are private placements and, unless registered under the Securities Act of 1933 or exempted from registration, generally may only be sold to qualified institutional buyers.

Investment Portfolios
(UNAUDITED) | 07.31.16
EAGLE MID CAP GROWTH FUND
COMMON STOCKS - 99.5%	Shares	Value
Aerospace & defense - 0.9%
Hexcel Corp.	311,742	$13,457,902

Airlines - 1.8%
Delta Air Lines, Inc.	410,503	15,906,991
Southwest Airlines Co.	293,333	10,856,255

Banks - 0.9%
Signature Bank*	107,196	12,889,247

Beverages - 4.1%
Constellation Brands, Inc., Class A	258,453	42,549,117
Monster Beverage Corp.*	108,135	17,369,725

Biotechnology - 0.8%
BioMarin Pharmaceutical, Inc.*	116,695	11,601,817

Building products - 2.7%
A.O. Smith Corp.	149,684	13,904,147
Allegion PLC	117,866	8,532,320
Fortune Brands Home & Security, Inc.	264,253	16,719,287

Capital markets - 2.3%
Ameriprise Financial, Inc.	208,807	20,012,063
TD Ameritrade Holding Corp.	456,665	13,864,349

Chemicals - 1.5%
Huntsman Corp.	570,755	8,823,873
The Sherwin-Williams Co.	44,003	13,189,019

Commercial services & supplies - 2.7%
Waste Connections, Inc.	520,236	38,747,177

Communications equipment - 0.5%
Palo Alto Networks, Inc.*	60,311	7,894,107

Construction materials - 1.9%
Martin Marietta Materials, Inc.	137,788	27,922,738

Diversified financial services - 2.0%
FactSet Research Systems, Inc.	79,098	13,601,692
Moody's Corp.	146,299	15,509,157

Diversified telecommunication services - 1.8%
SBA Communications Corp., Class A*	221,878	25,515,970

Electrical equipment - 2.3%
Acuity Brands, Inc.	74,410	19,527,416
Sensata Technologies Holding N.V.*	374,614	14,205,363

Electronic equipment, instruments & components - 1.6%
Amphenol Corp., Class A	225,639	13,430,033
IPG Photonics Corp.*	108,071	9,109,305

Food products - 2.0%
The Hain Celestial Group, Inc.*	175,510	9,265,173
The WhiteWave Foods Co.*	364,468	20,224,329

Health care equipment & supplies - 6.9%
ABIOMED, Inc.*	84,991	10,026,388
Align Technology, Inc.*	118,553	10,569,000
DexCom, Inc.*	92,921	8,570,104
Edwards Lifesciences Corp.*	192,424	22,036,396
Intuitive Surgical, Inc.*	34,228	23,814,473
The Cooper Companies, Inc.	81,221	14,820,396
West Pharmaceutical Services, Inc.	126,417	10,148,757

Health care providers & services - 5.7%
Acadia Healthcare Co., Inc.*	165,751	9,364,931
AmerisourceBergen Corp.	138,694	11,815,342
Centene Corp.*	250,274	17,656,831
Cigna Corp.	63,518	8,191,281
Envision Healthcare Holdings, Inc.*	406,013	9,983,860
Universal Health Services, Inc., Class B	94,902	12,292,656
VCA, Inc.*	195,143	13,921,502

Health care technology - 0.5%
Cerner Corp.*	123,830	7,725,754

Hotels, restaurants & leisure - 4.5%
Dominos Pizza, Inc.	97,381	14,344,221
Interval Leisure Group, Inc.	508,748	9,147,289
Royal Caribbean Cruises Ltd.	375,140	27,175,142
Starwood Hotels & Resorts Worldwide, Inc.	182,988	14,284,043

Household durables - 3.2%
Harman International Industries, Inc.	317,865	26,268,363
Lennar Corp., Class A	431,801	20,208,287

Household products - 1.8%
Church & Dwight Co., Inc.	272,978	26,817,359

Internet & catalog retail - 2.3%
Liberty Interactive Corp. QVC Group, Class A*	966,079	25,900,578
TripAdvisor, Inc.*	103,534	7,244,274

Internet software & services - 1.6%
CoStar Group, Inc.*	38,940	8,095,626
LinkedIn Corp., Class A*	51,032	9,835,397
Twitter, Inc.*	361,093	6,008,588

IT services - 2.0%
FleetCor Technologies, Inc.*	52,050	7,894,944
Gartner, Inc.*	74,145	7,433,036
Sabre Corp.	456,187	13,297,851

Leisure products - 1.0%
Brunswick Corp.	286,335	14,207,943

Life sciences tools & services - 0.5%
Illumina, Inc.*	43,827	7,290,621

Machinery - 1.5%
The Middleby Corp.*	98,200	11,821,316
WABCO Holdings, Inc.*	92,093	9,234,165

Media - 2.9%
Lions Gate Entertainment Corp.	546,122	10,916,979
Sirius XM Holdings, Inc.*	7,119,229	31,253,415

Multiline retail - 1.4%
Dollar Tree, Inc.*	120,860	11,637,610
Macy's, Inc.	226,523	8,116,319

Oil, gas & consumable fuels - 2.8%
Diamondback Energy, Inc.*	237,640	20,862,416
RSP Permian, Inc.*	536,477	19,286,348

Professional services - 2.1%
IHS Markit Ltd.*	467,928	16,255,806
Verisk Analytics, Inc.*	169,493	14,454,363

Real estate investment trusts (REITs) - 3.4%
Brixmor Property Group, Inc.	670,356	19,038,111
Crown Castle International Corp.	186,171	18,064,172
Equity Residential	190,694	12,965,285

Road & rail - 0.6%
Old Dominion Freight Line, Inc.*	129,111	8,993,872

Semiconductors & semiconductor equipment - 4.2%
Lam Research Corp.	79,846	7,167,775
Microchip Technology, Inc.	293,047	16,305,135
Micron Technology, Inc.*	805,022	11,061,002
NVIDIA Corp.	264,379	15,096,041
Skyworks Solutions, Inc.	167,845	11,081,127

Software - 7.7%
ANSYS, Inc.*	146,020	13,048,347
Autodesk, Inc.*	230,722	13,716,423
Cadence Design Systems, Inc.*	387,598	9,321,732
Electronic Arts, Inc.*	149,000	11,371,680
Mobileye N.V.*	311,395	14,918,934
ServiceNow, Inc.*	122,880	9,206,170
Splunk, Inc.*	205,016	12,821,701
Synopsys, Inc.*	213,577	11,567,330
Tableau Software, Inc., Class A*	126,833	7,167,333
The Ultimate Software Group, Inc.*	39,102	8,176,228

Specialty retail - 8.8%
American Eagle Outfitters, Inc.	731,712	13,112,279
AutoZone, Inc.*	17,675	14,386,920
Burlington Stores, Inc.*	313,503	23,986,114
O'Reilly Automotive, Inc.*	60,492	17,580,790
Sally Beauty Holdings, Inc.*	833,185	24,437,316
Tractor Supply Co.	247,732	22,704,638
Ulta Salon, Cosmetics & Fragrance, Inc.*	41,662	10,882,531

Technology hardware, storage & peripherals - 0.8%
Seagate Technology PLC	383,444	12,281,711

Textiles, apparel & luxury goods - 0.8%
Lululemon Athletica, Inc.*	140,732	10,927,840

Trading companies & distributors - 2.7%
AerCap Holdings N.V.*	277,997	10,149,671
HD Supply Holdings, Inc.*	453,300	16,404,927
United Rentals, Inc.*	151,635	12,080,760
Total common stocks (cost $1,138,060,767)		1,444,882,437

MONEY MARKET FUNDS - 0.0%
Fidelity Institutional Money Market Funds - Government Portfolio - Institutional Shares, 0.25%#	1,170	1,170
Total money market funds (cost $1,170)		1,170

Total investment portfolio (cost $1,138,061,937) - 99.5%‡		1,444,883,607
Other assets in excess of liabilities - 0.5%		7,009,919
Total net assets - 100.0%		$1,451,893,526

* Non-income producing security
# Annualized seven-day yield as of July 31, 2016.
‡ As of July 31, 2016, aggregate cost for federal income tax purposes was $1,141,261,320. Net unrealized appreciation (depreciation) on a tax-basis was $303,622,287, including aggregate gross unrealized appreciation and depreciation of $338,446,109 and $(34,823,822), respectively. The difference between book-basis and tax-basis unrealized appreciation (depreciation) was primarily attributable to deferral of losses from wash sales. Because tax adjustments are calculated annually, these amounts reflect the tax adjustments outstanding as of the Fund's previous fiscal year-end.

Sector allocation
Sector		Percent of net assets
Consumer discretionary		24.7%
Information technology		18.4%
Industrials		17.3%
Health care		14.4%
Financials		8.7%
Consumer staples		8.0%
Materials		3.4%
Energy		2.8%
Telecommunication services		1.8%
Money market funds		0.0%

Investment Portfolios
(UNAUDITED) | 07.31.16
EAGLE MID CAP STOCK FUND
COMMON STOCKS - 97.3%	Shares	Value
Aerospace & defense - 1.2%
B/E Aerospace, Inc.	37,238	$1,781,280
Rockwell Collins, Inc.	19,276	1,631,135

Auto components - 0.9%
Delphi Automotive PLC	36,644	2,485,196

Banks - 4.5%
East West Bancorp, Inc.	102,364	3,502,896
First Republic Bank	41,265	2,957,463
Signature Bank*	24,675	2,966,922
SVB Financial Group*	29,172	2,929,452

Beverages - 2.2%
Constellation Brands, Inc., Class A	36,703	6,042,415

Biotechnology - 0.6%
Cepheid *	50,682	1,790,595

Capital markets - 1.9%
Affiliated Managers Group, Inc.*	19,355	2,840,927
Lazard Ltd., Class A	66,121	2,363,164

Chemicals - 1.1%
Albemarle Corp.	19,517	1,642,746
The Sherwin-Williams Co.	4,670	1,399,739

Commercial services & supplies - 2.8%
Stericycle, Inc.*	50,129	4,525,145
Waste Connections, Inc.	42,392	3,157,356

Communications equipment - 0.8%
F5 Networks, Inc.*	17,097	2,110,112

Construction & engineering - 0.9%
Quanta Services, Inc.*	102,009	2,611,430

Consumer finance - 1.5%
Discover Financial Services	74,641	4,242,594

Containers & packaging - 2.5%
Berry Plastics Group, Inc.*	76,023	3,116,943
Crown Holdings, Inc.*	71,448	3,784,601

Distributors - 2.1%
LKQ Corp.*	168,365	5,790,072

Diversified financial services - 0.7%
NASDAQ, Inc.	27,682	1,958,778

Electrical equipment - 2.4%
Acuity Brands, Inc.	9,848	2,584,410
AMETEK, Inc.	85,325	4,012,835

Electronic equipment, instruments & components - 3.4%
Amphenol Corp., Class A	57,988	3,451,446
Cognex Corp.	56,025	2,530,649
FLIR Systems, Inc.	103,290	3,365,188

Energy equipment & services - 1.8%
Core Laboratories N.V.	20,043	2,341,223
FMC Technologies, Inc.*	54,340	1,379,149
Weatherford International PLC*	214,803	1,220,081

Food products - 2.6%
The Hain Celestial Group, Inc.*	57,243	3,021,858
The WhiteWave Foods Co.*	75,735	4,202,535

Health care equipment & supplies - 6.9%
DENTSPLY SIRONA, Inc.	68,079	4,359,779
Edwards Lifesciences Corp.*	17,999	2,061,246
STERIS PLC	49,283	3,496,629
Teleflex, Inc.	17,240	3,108,544
The Cooper Companies, Inc.	16,296	2,973,531
Varian Medical Systems, Inc.*	31,920	3,024,101

Health care providers & services - 4.1%
Acadia Healthcare Co., Inc.*	36,106	2,039,989
Centene Corp.*	44,553	3,143,214
Laboratory Corp. of America Holdings*	27,293	3,809,011
MEDNAX, Inc.*	34,056	2,346,799

Hotels, restaurants & leisure - 2.3%
Chipotle Mexican Grill, Inc.*	3,572	1,514,492
Panera Bread Co., Class A*	9,314	2,042,746
Wyndham Worldwide Corp.	39,934	2,836,113

Household durables - 1.4%
Mohawk Industries, Inc.*	18,544	3,874,583

Household products - 2.0%
Church & Dwight Co., Inc.	28,132	2,763,688
Spectrum Brands Holdings, Inc.	20,731	2,669,531

Industrial conglomerates - 1.2%
Roper Technologies, Inc.	20,012	3,409,244

Insurance - 4.7%
Arch Capital Group Ltd.*	38,914	2,826,324
Arthur J Gallagher & Co.	120,005	5,903,046
Reinsurance Group of America, Inc.	44,516	4,418,213

Internet & catalog retail - 1.1%
Liberty Interactive Corp., QVC Group, Class A*	117,948	3,162,186

IT services - 3.4%
Amdocs Ltd.	74,927	4,372,740
Fiserv, Inc.*	46,560	5,138,361

Life sciences tools & services - 1.3%
Agilent Technologies, Inc.	76,251	3,668,436

Machinery - 3.4%
IDEX Corp.	15,762	1,415,270
Snap-on, Inc.	11,914	1,872,523
The Middleby Corp.*	32,120	3,866,606
Wabtec Corp.	34,687	2,376,059

Media - 1.0%
Omnicom Group, Inc.	33,852	2,785,681

Metals & mining - 0.6%
Steel Dynamics, Inc.	60,189	1,614,269

Multiline retail - 1.3%
Dollar Tree, Inc.*	36,855	3,548,768

Multi-utilities - 1.0%
CMS Energy Corp.	61,845	2,794,157

Oil, gas & consumable fuels - 4.1%
Cimarex Energy Co.	27,380	3,286,148
Concho Resources, Inc.*	25,889	3,215,414
Noble Energy, Inc.	58,921	2,104,658
Range Resources Corp.	71,955	2,900,506

Pharmaceuticals - 2.0%
Perrigo Co. PLC	17,618	1,610,109
Zoetis, Inc.	76,216	3,846,622

Professional services - 0.7%
Verisk Analytics, Inc.*	22,360	1,906,861

Real estate investment trusts (REITs) - 3.3%
Boston Properties, Inc.	24,512	3,483,891
Essex Property Trust, Inc.	11,159	2,609,867
Extra Space Storage, Inc.	34,625	2,978,443

Road & rail - 1.9%
Genesee & Wyoming, Inc., Class A*	40,010	2,590,647
J.B. Hunt Transport Services, Inc.	31,705	2,635,637

Semiconductors & semiconductor equipment - 2.7%
Microchip Technology, Inc.	67,876	3,776,621
Skyworks Solutions, Inc.	56,793	3,749,474

Software - 6.0%
ANSYS, Inc.*	50,303	4,495,076
Manhattan Associates, Inc.*	46,775	2,715,289
NICE- Systems Ltd., Sponsored ADR	74,895	5,141,542
Nuance Communications, Inc.*	94,931	1,525,541
The Ultimate Software Group, Inc.*	13,342	2,789,812

Specialty retail - 3.9%
Foot Locker, Inc.	28,625	1,706,623
Tractor Supply Co.	52,915	4,849,660
Ulta Salon, Cosmetics & Fragrance, Inc.*	15,969	4,171,262

Textiles, apparel & luxury goods - 2.3%
Hanesbrands, Inc.	141,763	3,779,402
PVH Corp.	25,442	2,571,168

Trading companies & distributors - 0.8%
Fastenal Co.	50,506	2,159,132
Total common stocks (cost $212,735,417)		269,575,619

MONEY MARKET FUNDS - 3.2%
Fidelity Institutional Money Market Funds - Government Portfolio - Institutional Shares, 0.25%#	8,732,929	8,732,929
Total money market funds (cost $8,732,929)		8,732,929

Total investment portfolio (cost $221,468,346) - 100.5%‡		278,308,548
Liabilities in excess of other assets - (0.5)%		(1,417,136)
Total net assets - 100.0%		$276,891,412

* Non-income producing security
# Annualized seven-day yield as of July 31, 2016.
‡ As of July 31, 2016, aggregate cost for federal income tax purposes was $222,868,452. Net unrealized appreciation (depreciation) on a tax-basis was $55,440,096, including aggregate gross unrealized appreciation and depreciation of $63,813,646 and $(8,373,550), respectively. The difference between book-basis and tax-basis unrealized appreciation (depreciation) was primarily attributable to deferral of losses from wash sales. Because tax adjustments are calculated annually, these amounts reflect the tax adjustments outstanding as of the Fund's previous fiscal year-end.

ADR - American depository receipt

Sector allocation
Sector	Percent of net assets
Financials		16.6%
Information technology		16.3%
Consumer discretionary		16.3%
Industrials		15.4%
Health care		14.9%
Consumer staples		6.7%
Energy		5.9%
Materials		4.2%
Money market funds		3.2%
Utilities		1.0%

Investment Portfolios
(UNAUDITED) | 07.31.16
EAGLE SMALL CAP GROWTH FUND
COMMON STOCKS - 96.3%	Shares	Value
Aerospace & defense - 1.1%
Hexcel Corp.	1,056,896	$45,626,200

Air freight & logistics - 0.1%
Echo Global Logistics, Inc.*	239,149	5,921,329

Airlines - 1.4%
JetBlue Airways Corp.*	3,301,495	60,516,403

Banks - 1.4%
Synovus Financial Corp.	1,367,468	41,625,726
UMB Financial Corp.	328,509	18,202,684

Biotechnology - 7.7%
ACADIA Pharmaceuticals, Inc.*	648,385	24,016,180
Acceleron Pharma, Inc.*	498,645	16,914,038
Acorda Therapeutics, Inc.*	1,127,320	28,498,650
Aimmune Therapeutics, Inc.*	1,467,197	17,591,692
Akebia Therapeutics, Inc.*	1,948,603	17,439,997
Alder Biopharmaceuticals, Inc.*	730,696	23,455,342
Atara Biotherapeutics, Inc.*	841,151	20,187,624
Enanta Pharmaceuticals, Inc.*	704,887	15,852,909
Lexicon Pharmaceuticals, Inc.*	1,575,009	25,704,147
Neurocrine Biosciences, Inc.*	551,582	27,705,964
Novavax, Inc.*	2,274,696	16,650,775
Ophthotech Corp.*	551,756	35,444,805
Portola Pharmaceuticals, Inc.*	587,542	15,252,590
Sage Therapeutics, Inc.*	383,098	17,185,776
Sarepta Therapeutics, Inc.*	256,878	6,493,876
Ultragenyx Pharmaceutical, Inc.*	295,409	18,693,481

Building products - 1.3%
Builders FirstSource, Inc.*	1,809,270	23,321,490
Trex Co., Inc.*	625,000	30,312,500

Capital markets - 1.2%
Stifel Financial Corp.*	1,443,092	51,013,302

Chemicals - 3.1%
Chemtura Corp.*	1,089,498	30,603,999
Huntsman Corp.	2,421,523	37,436,746
Quaker Chemical Corp.	650,346	62,212,098

Commercial services & supplies - 3.2%
Waste Connections, Inc.	1,816,935	135,325,319

Communications equipment - 0.3%
Infinera Corp.*	1,221,608	10,701,286

Construction materials - 1.6%
Martin Marietta Materials, Inc.	343,637	69,638,038

Distributors - 1.2%
Pool Corp.	503,320	51,479,570

Diversified consumer services - 1.1%
Bright Horizons Family Solutions, Inc.*	397,945	26,690,171
Houghton Mifflin Harcourt Co.*	1,197,387	20,295,710

Electrical equipment - 2.1%
Acuity Brands, Inc.	227,359	59,665,822
Thermon Group Holdings, Inc.*	1,391,128	28,072,963

Electronic equipment, instruments & components - 4.5%
Cognex Corp.	991,148	44,770,155
Coherent, Inc.*	885,123	93,867,294
IPG Photonics Corp.*	481,923	40,621,290
Universal Display Corp.*	160,789	11,390,293

Energy equipment & services - 0.2%
Geospace Technologies Corp.*	559,634	9,233,961

Food & staples retailing - 1.4%
Casey's General Stores, Inc.	312,104	41,678,368
Sprouts Farmers Market, Inc.*	738,565	17,083,009

Food products - 3.4%
Pinnacle Foods, Inc.	530,539	26,638,363
Snyder's-Lance, Inc.	617,443	21,153,597
The Hain Celestial Group, Inc.*	969,874	51,199,649
The WhiteWave Foods Co.*	838,980	46,555,000

Health care equipment & supplies - 5.2%
ABIOMED, Inc.*	368,521	43,474,422
Natus Medical, Inc.*	1,439,443	56,613,293
NuVasive, Inc.*	590,328	36,718,402
West Pharmaceutical Services, Inc.	645,527	51,822,908
ZELTIQ Aesthetics, Inc.*	984,983	33,440,173

Health care providers & services - 3.9%
Adeptus Health, Inc., Class A*	457,549	20,392,959
Air Methods Corp.*	919,316	30,604,030
Centene Corp.*	964,442	68,041,383
HealthSouth Corp.	603,031	25,960,484
Team Health Holdings, Inc.*	496,981	20,296,704

Health care technology - 1.6%
Cotiviti Holdings, Inc.*	1,115,444	26,926,818
HMS Holdings Corp.*	2,047,943	40,713,107

Hotels restaurants & leisure - 5.5%
Buffalo Wild Wings, Inc.*	160,127	26,894,931
Chuy's Holdings, Inc.*	890,114	30,014,644
Cracker Barrel Old Country Store, Inc.	147,231	23,175,632
Dominos Pizza, Inc.	368,044	54,212,881
Intrawest Resorts Holdings, Inc.*	1,685,772	24,511,125
Jack in the Box, Inc.	466,254	41,212,191
Penn National Gaming, Inc.*	1,289,265	19,364,760
Planet Fitness, Inc., Class A*	839,200	17,203,600

Household durables - 2.5%
Universal Electronics, Inc.*	1,401,052	108,357,362

Insurance - 1.4%
Enstar Group Ltd.*	192,849	32,126,715
ProAssurance Corp.	526,745	27,211,647

Internet & catalog retail - 1.9%
HSN, Inc.	461,536	23,612,182
Nutrisystem, Inc.	1,933,879	57,204,141

Internet software & services - 2.0%
Cornerstone OnDemand, Inc.*	730,924	31,568,608
WebMD Health Corp.*	495,191	30,211,603
Zillow Group, Inc., Class A*	188,196	7,416,804
Zillow Group, Inc., Class C*	376,392	14,773,386

IT services - 0.1%
Everi Holdings, Inc.*	2,814,421	5,347,400

Leisure products - 0.9%
Brunswick Corp.	795,010	39,448,396

Life sciences tools & services - 1.3%
PAREXEL International Corp.*	446,813	29,869,449
PRA Health Sciences, Inc.*	549,784	25,498,982

Machinery - 2.5%
Graco, Inc.	294,982	21,831,618
Proto Labs, Inc.*	241,232	13,277,409
WABCO Holdings, Inc.*	452,720	45,394,234
Woodward, Inc.	417,322	24,430,030

Multiline retail - 0.5%
Ollie's Bargain Outlet Holdings, Inc.*	856,196	22,380,963

Oil, gas & consumable fuels - 2.0%
Diamondback Energy, Inc.*	330,900	29,049,711
RSP Permian, Inc.*	1,612,345	57,963,803

Pharmaceuticals - 2.2%
Dermira, Inc.*	854,147	28,665,173
Prestige Brands Holdings, Inc.*	863,476	46,195,966
The Medicines Co.*	517,389	20,235,084

Professional services - 0.4%
The Advisory Board Co.*	456,040	19,044,230

Real estate investment trusts (REITs) - 3.2%
CubeSmart	1,089,817	32,378,463
Equity One, Inc.	909,588	30,261,993
Seritage Growth Properties, Class A	571,346	28,601,581
The GEO Group, Inc.	1,283,247	44,413,179

Road & rail - 0.9%
Landstar System, Inc.	570,617	40,222,792

Semiconductors & semiconductor equipment - 2.1%
Cavium, Inc.*	1,014,448	47,344,288
Teradyne, Inc.	886,438	17,507,150
Veeco Instruments, Inc.*	1,594,162	26,734,097

Software - 11.2%
ANSYS, Inc.*	359,070	32,086,495
Aspen Technology, Inc.*	703,661	29,476,359
Ellie Mae, Inc.*	255,896	23,570,581
Fortinet, Inc.*	528,499	18,333,630
Guidewire Software, Inc.*	535,436	32,913,251
Imperva, Inc.*	666,029	31,383,287
Manhattan Associates, Inc.*	611,746	35,511,855
Proofpoint, Inc.*	1,032,558	78,340,176
PTC, Inc.*	1,511,888	60,067,310
RealPage, Inc.*	1,102,340	27,723,851
The Ultimate Software Group, Inc.*	391,923	81,951,099
Tyler Technologies, Inc.*	176,531	28,778,084

Specialty retail - 6.3%
Burlington Stores, Inc.*	1,046,615	80,076,514
Genesco, Inc.*	1,690,793	117,374,850
MarineMax, Inc.*	1,304,566	26,352,233
Sportsman's Warehouse Holdings, Inc.*	492,888	5,017,600
Vitamin Shoppe, Inc.*	1,424,434	41,678,939

Technology hardware, storage & peripherals - 0.5%
Electronics For Imaging, Inc.*	467,901	20,723,335

Textiles, apparel & luxury goods - 1.2%
Steven Madden Ltd.*	1,461,222	51,171,994

Trading companies & distributors - 0.7%
Air Lease Corp.	658,930	18,983,773
H&E Equipment Services, Inc.	605,641	11,277,036
Total common stocks (cost $3,020,103,372)		4,112,905,319

CONTINGENT VALUE RIGHTS - 0.0%
Biotechnology - 0.0%
Dyax Corp.*(a)	303,243	242,594
Total contingent value rights (cost $142,782)		242,594

MONEY MARKET FUNDS - 3.8%
Fidelity Institutional Money Market Funds - Government Portfolio - Institutional Shares, 0.25%#	161,781,945	161,781,945
Total money market funds (cost $161,781,945)		161,781,945

Total investment portfolio (cost $3,182,028,099) - 100.1%‡		4,274,929,858
Liabilities in excess of other assets - (0.1)%		(2,458,694)
Total net assets - 100.0%		$4,272,471,164

(a) Security is fair valued as determined in good faith in accordance with the Pricing and Valuation Procedures approved by the Board of Trustees. The security is also illiquid and may not be sold by the Fund. As of July 31, 2016, the total market value of fair valued and illiquid securities held by the Fund is $242,594, representing less than 0.01% of the Fund's net assets.

* Non-income producing security
# Annualized seven-day yield as of July 31, 2016.
‡ As of July 31, 2016, aggregate cost for federal income tax purposes was $3,201,202,182. Net unrealized appreciation (depreciation) on a tax-basis was $1,073,727,676, including aggregate gross unrealized appreciation and depreciation of $1,231,110,066 and $(157,382,390), respectively. The difference between book-basis and tax-basis unrealized appreciation (depreciation) was primarily attributable to deferral of losses from wash sales. Because tax adjustments are calculated annually, these amounts reflect the tax adjustments outstanding as of the Fund's previous fiscal year-end.

Sector allocation
Sector	Percent of net assets
Health care	21.8%
Consumer discretionary	21.2%
Information technology	20.7%
Industrials	13.6%
Financials	7.2%
Consumer staples	4.8%
Materials	4.7%
Money market funds	3.8%
Energy	2.3%

Investment Portfolios
(UNAUDITED) | 07.31.16
EAGLE SMALLER COMPANY FUND
COMMON STOCKS - 97.4%	Shares	Value
Aerospace & defense - 2.2%
B/E Aerospace, Inc.	6,448	$308,440
HEICO Corp.	10,181	707,681

Auto components - 0.7%
Gentherm, Inc.*	9,192	308,484

Banks - 8.2%
Central Pacific Financial Corp.	21,731	533,061
Eagle Bancorp, Inc.*	9,991	515,036
East West Bancorp, Inc.	10,019	342,850
PacWest Bancorp	11,366	469,984
Signature Bank*	2,202	264,769
South State Corp.	6,878	501,475
Talmer Bancorp, Inc., Class A	23,512	494,222
Texas Capital Bancshares, Inc.*	5,235	254,107
Western Alliance Bancorporation*	12,515	425,886

Biotechnology - 0.6%
Cepheid*	8,532	301,436

Building products - 1.1%
A.O. Smith Corp.	5,530	513,682

Capital markets - 1.6%
Evercore Partners, Inc., Class A	8,620	436,775
Financial Engines, Inc.	11,058	291,821

Chemicals - 1.9%
Balchem Corp.	9,297	593,799
Innospec, Inc.	6,061	304,687

Commercial services & supplies - 1.9%
Healthcare Services Group, Inc.	11,570	449,032
Ritchie Bros Auctioneers, Inc.	13,745	456,334

Communications equipment - 0.8%
Plantronics, Inc.	8,041	387,898

Construction & engineering - 0.7%
Primoris Services Corp.	16,979	306,471

Consumer finance - 0.9%
PRA Group, Inc.*	15,153	422,163

Containers & packaging - 2.7%
AptarGroup, Inc.	5,542	433,274
Berry Plastics Group, Inc. *	12,233	501,553
Graphic Packaging Holding Co.	21,921	299,002

Distributors - 0.7%
Core-Mark Holding Co., Inc.	6,992	342,328

Diversified consumer services - 1.0%
Bright Horizons Family Solutions, Inc.*	6,703	449,570

Diversified financial services - 0.7%
NASDAQ, Inc.	4,678	331,015

Electric utilities - 1.0%
ALLETE, Inc.	7,012	447,716

Electronic equipment, instruments & components - 2.5%
Cognex Corp.	10,064	454,591
FLIR Systems, Inc.	22,154	721,777

Energy equipment & services - 1.5%
Core Laboratories N.V.	2,470	288,521
Forum Energy Technologies, Inc. *	13,655	222,986
Weatherford International PLC *	36,254	205,923

Food & staples retailing - 1.5%
Casey's General Stores, Inc.	5,256	701,886

Food products - 2.1%
J&J Snack Foods Corp.	2,729	331,874
TreeHouse Foods, Inc.*	6,019	621,100

Health care equipment & supplies - 7.1%
Globus Medical, Inc., Class A*	15,903	364,974
ICU Medical, Inc.*	4,249	496,113
Integra LifeSciences Holdings Corp.*	6,562	552,980
NuVasive, Inc.*	7,719	480,122
STERIS PLC	7,132	506,015
Teleflex, Inc.	2,638	475,658
West Pharmaceutical Services, Inc.	5,256	421,952

Health care providers & services - 3.4%
Acadia Healthcare Co., Inc.*	4,683	264,589
Centene Corp.*	5,729	404,181
MEDNAX, Inc.*	7,135	491,673
VCA, Inc.*	5,694	406,210

Health care technology - 1.0%
Omnicell, Inc.*	12,279	474,952

Hotels, restaurants & leisure - 3.5%
Bloomin' Brands, Inc.	26,202	471,112
Popeyes Louisiana Kitchen, Inc.*	9,774	559,855
Texas Roadhouse, Inc.	13,057	616,551

Household durables - 0.8%
Helen Of Troy Ltd.*	3,621	360,688

Household products - 1.0%
Spectrum Brands Holdings, Inc.	3,581	461,125

Insurance - 3.1%
AMERISAFE, Inc.	7,149	418,431
James River Group Holdings Ltd.	16,109	542,229
Reinsurance Group of America, Inc.	4,876	483,943

Internet software & services - 1.4%
j2 Global, Inc.	2,175	145,377
SPS Commerce, Inc.*	8,193	518,781

IT services - 1.5%
Gartner, Inc.*	3,834	384,358
NeuStar, Inc., Class A*	12,288	309,535

Life sciences tools & services - 1.9%
Bio-Rad Laboratories, Inc., Class A*	3,785	549,166
Bio-Techne Corp.	3,126	351,425

Machinery - 4.9%
CLARCOR, Inc.	6,715	418,076
Graco, Inc.	5,545	410,385
IDEX Corp.	2,883	258,865
Proto Labs, Inc.*	5,484	301,839
The Middleby Corp.*	3,931	473,214
The Toro Co.	4,373	402,097

Media - 1.7%
Gray Television, Inc.*	31,676	313,592
MDC Partners, Inc., Class A	38,689	493,672

Metals & mining - 1.3%
Reliance Steel & Aluminum Co.	4,355	341,606
Steel Dynamics, Inc.	9,241	247,844

Multiline retail - 0.8%
Ollie's Bargain Outlet Holdings, Inc.*	14,232	372,024

Oil, gas & consumable fuels - 2.2%
Carrizo Oil & Gas, Inc. *	8,041	263,745
Diamondback Energy, Inc. *	4,811	422,357
Gulfport Energy Corp. *	10,875	316,354

Pharmaceuticals - 1.5%
Catalent, Inc.*	18,125	462,912
Prestige Brands Holdings, Inc.*	4,316	230,906

Professional services - 1.2%
WageWorks, Inc.*	9,165	566,489

Real estate investment trusts (REITs) - 5.0%
American Assets Trust, Inc.	12,752	585,062
CoreSite Realty Corp.	4,378	361,316
Corporate Office Properties Trust	16,320	488,947
Hudson Pacific Properties, Inc.	16,806	568,211
Terreno Realty Corp.	11,392	317,267

Real estate management & development - 1.0%
HFF, Inc., Class A	16,345	461,092

Road & rail - 2.0%
Genesee & Wyoming, Inc., Class A*	8,416	544,936
Landstar System, Inc.	5,259	370,707

Semiconductors & semiconductor equipment - 3.2%
Cavium, Inc.*	10,534	491,622
Monolithic Power Systems, Inc.	6,169	448,610
Power Integrations, Inc.	9,123	520,649

Software - 8.5%
Ellie Mae, Inc.*	8,889	818,766
Manhattan Associates, Inc.*	7,084	411,226
Monotype Imaging Holdings, Inc.	26,092	516,361
NICE- Systems Ltd., Sponsored ADR	12,186	836,569
Qlik Technologies, Inc.*	14,947	451,399
Qualys, Inc.*	15,875	498,316
RealPage, Inc.*	1,174	29,526
The Ultimate Software Group, Inc.*	1,868	390,599

Specialty retail - 2.8%
Burlington Stores, Inc.*	9,925	759,362
Monro Muffler Brake, Inc.	8,476	530,767

Textiles, apparel & luxury goods - 0.8%
Steven Madden Ltd.*	10,883	381,123

Thrifts & mortgage finance - 0.8%
LendingTree, Inc.*	3,716	375,242

Trading companies & distributors - 0.7%
MSC Industrial Direct Co., Inc., Class A	4,297	308,653
Total common stocks (cost $35,334,537)		45,217,509

MONEY MARKET FUNDS - 3.2%
Fidelity Institutional Money Market Funds - Government Portfolio - Institutional Shares, 0.25%#	1,479,445	1,479,445
Total money market funds (cost $1,479,445)		1,479,445

Total investment portfolio (cost $36,813,982) - 100.6%‡		46,696,954
Liabilities in excess of other assets - (0.6)%		(259,328)
Total net assets - 100.0%		$46,437,626

* Non-income producing security
# Annualized seven-day yield as of July 31, 2016.
‡ As of July 31, 2016, aggregate cost for federal income tax purposes was $37,280,569. Net unrealized appreciation (depreciation) on a tax-basis was $9,416,385, including aggregate gross unrealized appreciation and depreciation of $10,850,353 and $(1,433,968), respectively. The difference between book-basis and tax-basis unrealized appreciation (depreciation) was primarily attributable to deferral of losses from wash sales. Because tax adjustments are calculated annually, these amounts reflect the tax adjustments outstanding as of the Fund's previous fiscal year-end.

ADR-American depository receipt

Sector allocation
Sector	Percent of net assets
Financials	21.3%
Information technology	17.9%
Health care	15.6%
Industrials	14.6%
Consumer discretionary	12.8%
Materials	5.9%
Consumer staples	4.6%
Energy	3.7%
Money market funds	3.2%
Utilities	1.0%

Investment Portfolios
(UNAUDITED) | 07.31.16
EAGLE TACTICAL ALLOCATION FUND
EXCHANGE TRADED FUNDS - 95.4%	Shares	Value
Commodity - 4.9%
iShares Gold Trust*	19,497	$253,851
Equity - 31.3%
SPDR S&P500 ETF Trust	3,501	760,242
SPDR S&P MidCap 400 ETF Trust	3,039	862,407
Fixed income - 59.2%
iShares Core U.S. Aggregate Bond ETF	21,403	2,419,181
iShares Core U.S. Treasury Bond ETF	9,581	252,268
iShares MBS ETF	3,657	402,709
Total exchange traded funds (cost $4,767,372)		4,950,658

MONEY MARKET FUNDS - 2.8%
Fidelity Institutional Money Market Funds - Government Portfolio - Institutional Shares, 0.25%#	144,670	144,670
Total money market funds (cost $144,670)		144,670

Total investment portfolio (cost $4,912,042) - 98.2%‡		5,095,328
Other assets in excess of liabilities - 1.8%		91,719
Total net assets - 100.0%		$5,187,047

* Non-income producing security
# Annualized seven-day yield as of July 31, 2016.
‡ As of July 31, 2016, aggregate cost for federal income tax purposes was $4,912,042. Net unrealized appreciation (depreciation) on a tax-basis was $183,286, including aggregate gross unrealized appreciation and depreciation of $183,286 and $0, respectively. Because tax adjustments are calculated annually as of the Fund's fiscal year end, the first tax adjustments for the Fund will be calculated as October 31, 2016.

ETF - Exchange Traded Fund

Asset allocation
Asset class	Percent of net assets
Fixed income		59.2%
Equity		31.3%
Commodity		4.9%
Money market funds		2.8%

Notes to Investment Portfolios
(UNAUDITED) | 07.31.2016

Valuation of securities | The price of each Fund’s shares is based on the NAV per share of each class of a Fund. The NAV of each Fund’s shares is normally calculated each business day as of the scheduled close of regular trading on the New York Stock Exchange (NYSE) and the Nasdaq, generally 4 p.m., Eastern time. A Fund will not treat an intraday unscheduled disruption in trading on either the NYSE or Nasdaq as a closure of that particular market, and will price its shares as of the normally scheduled close of the NYSE and Nasdaq if the disruption directly affects only one of those markets. If the NYSE or other securities exchange modifies the published closing price of securities traded on that exchange after the NAV is calculated, the Funds are not required to recalculate their NAVs.

Generally, the Funds value portfolio securities for which market quotations are readily available at market value; however, a Fund may adjust the market quotation price of securities traded in foreign markets to reflect events that occur between the close of those markets and the time of the Fund’s determination of the NAV.

A market quotation may be considered unreliable or unavailable for various reasons, such as:

•	The quotation may be stale;

•	The security is not actively traded;

•	Trading on the security halted before the close of the trading market;

•	The security is newly issued;

•	Issuer-specific or vendor specific events occurred after the security halted trading; or

•	Due to the passage of time between the close of the market on which the security trades and the close of the NYSE and the Nasdaq.

Issuer-specific events may cause the last market quotation to be unreliable. Such events may include:

•	A merger or insolvency;

•	Events which affect a geographical area or an industry segment, such as political events or natural disasters; or

•	Market events, such as a significant movement in the U.S. markets.

For most securities, both the latest transaction prices and adjustments for securities traded in foreign markets are furnished by Board approved independent pricing services. The Funds value all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using Pricing and Valuation Procedures (“Procedures”) approved by the Board. A Fund may fair value small-cap securities, for example, that are thinly traded or illiquid. Fair value is the amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of appropriate factors, including indications of fair value available from independent pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their NAV.

Notes to Investment Portfolios
(UNAUDITED) | 07.31.2016

Pursuant to the Procedures, the Board has delegated the responsibility for applying and administering the Procedures to a valuation committee (“Valuation Committee”). The composition of this Valuation Committee may change from time to time. The Valuation Committee follows fair valuation guidelines as set forth in the Procedures to make fair value determinations on all securities and assets for which market quotations are unavailable or unreliable. For portfolio securities fair valued by the Valuation Committee, Eagle Asset Management, Inc. (“Eagle”), the Funds’ investment adviser, checks fair value prices by comparing the fair value of the security with values that are available from other sources (if any). Eagle compares the fair value of the security to the next-day opening price or next actual sale price, when applicable. Eagle documents and reports to the Valuation Committee such comparisons when they are made. The Valuation Committee reports such comparisons to the Board at their regularly scheduled meetings. The Board retains the responsibility for periodic review and consideration of the appropriateness of any fair value pricing methodology established or implemented for a Fund. Fair value pricing methods, the Procedures and independent pricing services can change from time to time as approved by the Board, and may occur as a result of lookback testing results or changes in industry best practices.

There can be no assurance, however, that a fair value price used by a Fund on any given day will more accurately reflect the market value of a security than the market price of such security on that day, as fair valuation determinations may involve subjective judgments made by the Valuation Committee. Fair value pricing may deter shareholders from trading a Fund’s shares on a frequent basis in an attempt to take advantage of arbitrage opportunities resulting from potentially stale prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading. Specific types of securities are valued as follows:

•
Domestic exchange-traded equity securities | Market quotations are generally available and reliable for domestic exchange-traded equity securities. If the prices provided by the independent pricing service and independent quoted prices are unavailable or unreliable, the Valuation Committee will fair value the security using the Procedures.

•
Foreign exchange-traded equity securities | If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE and the Nasdaq, closing market quotations may become unreliable. Consequently, fair valuation of portfolio securities may occur on a daily basis. The Valuation Committee, using the Procedures, may fair value a security if certain events occur between the time trading ends in a foreign market on a particular security and a Fund’s NAV calculation. The Valuation Committee, using the Procedures, may also fair value a particular security if the events are significant and make the closing price unavailable or unreliable. If an issuer- specific event has occurred that a Fund or Eagle determines, in its judgment, is likely to have affected the closing price of a foreign security, the security will be priced at fair value. Eagle also utilizes a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the NYSE Close. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on exchange rates provided by an independent pricing service. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Securities primarily traded on foreign markets may trade on days that are not business days of a Fund. Because the NAV of a Fund’s shares is determined only on business days of the Funds, the value of the securities of a Fund that invests in foreign securities may change on days when shareholders would not be able to purchase or redeem shares of a Fund.

Notes to Investment Portfolios
(UNAUDITED) | 07.31.2016

•
Fixed income securities | Government bonds, corporate bonds, asset-backed bonds, municipal bonds, short-term securities (investments that have a maturity date of 60 days or less) and convertible securities, including high yield or junk bonds, normally are valued on the basis of evaluated prices provided by independent pricing services. Evaluated prices provided by the independent pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. If the evaluated prices provided by the independent pricing service and independent quoted prices are unavailable or unreliable, the Valuation Committee will fair value the security using the Procedures.

•
Futures and Options | Futures and options are valued on the basis of market quotations, if available and reliable. If prices provided by independent pricing services and independent quoted prices are unavailable or unreliable, the Valuation Committee will fair value the security using the Procedures. During the period from November 1, 2015 to July 31, 2016, none of the Funds held futures or options.

•
Investment companies and exchange-traded funds (ETFs) | Investments in other investment companies are valued at their reported NAV. Investments in ETFs are valued on the basis of market quotations, if available and reliable. If prices provided by independent pricing services and independent quoted prices are unavailable or unreliable, the Valuation Committee will fair value the security using the Procedures.

Fair value measurements | Each Fund utilizes a three-level hierarchy of inputs to establish a classification of fair value measurements. The three levels are defined as:

Level 1—Valuations based on unadjusted quoted prices for identical securities in active markets;

Level 2—Valuations based on inputs other than quoted prices that are observable, either directly or indirectly, including inputs in markets that are not considered active; and

Level 3—Valuations based on inputs that are unobservable and significant to the fair value measurement, and may include the Valuation Committee’s own assumptions on determining fair value of investments.

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments and is affected by various factors such as the type of investment and the volume and/or level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Valuation Committee, along with any other relevant factors in the calculation of an investment’s fair value. Each Fund uses prices and inputs that are current as of the valuation date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category may be classified as such due to a lack of market transparency and corroboration to support the quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable entity data.

Notes to Investment Portfolios
(UNAUDITED) | 07.31.2016

The following is a summary of the inputs used to value each Fund’s investments as of July 31, 2016.
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
International Stock Fund
Common stocks (a):
Australia	$—	$646,523	$—
Austria	—	28,357	—
Belgium	—	40,506	—
Denmark	—	293,094	—
Finland	—	74,839	—
France	—	1,346,992	—
Germany	—	2,292,089	—
Hong Kong	—	320,905	—
Ireland	—	84,527	—
Israel	—	429,731	—
Italy	—	386,940	—
Japan	—	4,590,176	—
Netherlands	204,456	587,200	—
New Zealand	—	38,402	—
Norway	—	120,556	—
Singapore	—	532,345	—
Spain	—	268,317	—
Sweden	—	229,922	—
Switzerland	—	776,644	—
United Kingdom	—	3,419,997	—
Exchange traded funds	527,982	—	—
Money market funds	351,956	—	—
Total investment portfolio	$1,084,394	$16,508,062	$—
Investment Grade Bond Fund
Corporate bonds (a)	$—	$27,097,838	$—
Mortgage and asset-backed securities	—	13,662,636	—
Foreign government bonds	—	152,493	—
U.S. Treasuries	—	4,084,547	—
U.S. Government agency securities	—	860,866	—
Supranational banks	—	1,533,347	—
Money market funds	1,151,581	—	—
Total investment portfolio	$1,151,581	$47,391,727	$—
Mid Cap Growth Fund
Common stocks (a)	$1,444,882,437	$—	$—
Money market funds	1,170	—	—
Total investment portfolio	$1,444,883,607	$—	$—
Mid Cap Stock Fund
Common stocks (a)	$269,575,619	$—	$—
Money market funds	8,732,929	—	—
Total investment portfolio	$278,308,548	$—	$—
Small Cap Growth Fund
Common stocks (a)	$4,112,905,319	$—	$—
Contingent value rights	—	—	242,594
Money market funds	161,781,945	—	--
Total investment portfolio	$4,274,687,264	$—	$242,594
Smaller Company Fund
Common stocks (a)	$45,217,509	$—	$—
Money market funds	1,479,445	—	—
Total investment portfolio	$46,696,954	$—	$—
Tactical Allocation Fund
Exchange traded funds	$4,950,658	$—	$—
Money market funds	144,670	—	—
Total investment portfolio	$5,095,328	$—	$—

(a) Please see the investment portfolio for detail by industry.

Notes to Investment Portfolios
(UNAUDITED) | 07.31.2016

The Fund recognizes transfers between levels at the end of the reporting period. During the period from November 1, 2015 to July 31, 2016, there were no transfers in or out of Levels 1, 2, or 3.

The following is a reconciliation of Level 3 securities held by the Small Cap Growth Fund as of July 31, 2016 for which significant unobservable inputs were used to determine fair value:

Small Cap Growth Fund
Balance as of October 31, 2015	$—
Purchases (acquired as a result of corporate action)	242,594
Change in unrealized appreciation (depreciation)	—
Balance as of July 31, 2016	$242,594

The Funds’ policy for disclosing the valuation techniques and significant unobservable inputs for Level 3 assets and liabilities is to provide such disclosures when aggregate exposure to Level 3 investments exceeds 1% of net asset value. At July 31, 2016, the Level 3 investments within the Fund did not exceed such threshold and therefore have not been disclosed.

The contingent value rights (“CVR”) were acquired as a result of Dyax Corp. (which was a portfolio holding of the Fund) being acquired by Shire PLC. In exchange for the Fund’s shares in Dyax Corp., the Fund received cash considerations from Shire PLC as well as the CVR.

Item 2. Controls and Procedures

(a)
Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), the Principal Executive Officer and Principal Financial Officer of Eagle Series Trust have concluded that such disclosure controls and procedures are effective as of a date within 90 days of the filing date of this Form N-Q.

(b)
There was no change in the internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) of Eagle Series Trust that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, its internal controls over financial reporting.

Item 3. Exhibits
(a)	Certifications of the Principal Executive Officer and Principal Financial Officer of Eagle Series Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
EAGLE SERIES TRUST
Date: September 22, 2016
/s/ Susan L. Walzer
Susan L. Walzer
Principal Executive Officer
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
EAGLE SERIES TRUST
Date: September 22, 2016
/s/ Susan L. Walzer
Susan L. Walzer
Principal Executive Officer
Date: September 22, 2016
/s/ Carolyn Gill
Carolyn Gill
Principal Financial Officer